UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	13,679	$1,791,265
Raytheon Co.	23,742	2,594,051
Spirit AeroSystems Holdings, Inc., Class A(1)	61,698	2,982,482
United Technologies Corp.	34,070	3,031,889

		$10,399,687

Banks — 2.8%
Citigroup, Inc.	72,354	$3,589,482
PNC Financial Services Group, Inc. (The)	27,048	2,412,681
Wells Fargo & Co.	47,005	2,413,707

		$8,415,870

Beverages — 3.2%
Constellation Brands, Inc., Class A	34,253	$4,288,818
PepsiCo, Inc.	55,365	5,220,920

		$9,509,738

Biotechnology — 8.4%
Biogen, Inc.(1)	8,409	$2,453,830
Celgene Corp.(1)	77,633	8,397,562
Gilead Sciences, Inc.	92,582	9,090,627
Incyte Corp.(1)	17,525	1,933,533
Vertex Pharmaceuticals, Inc.(1)	29,701	3,093,062

		$24,968,614

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	49,973	$2,372,218

		$2,372,218

Capital Markets — 2.0%
Charles Schwab Corp. (The)	109,470	$3,126,463
Invesco, Ltd.	95,295	2,976,063

		$6,102,526

Chemicals — 0.8%
Monsanto Co.	27,872	$2,378,596

		$2,378,596

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	16,107	$2,770,404

		$2,770,404

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	37,552	$3,248,248

		$3,248,248

Food & Staples Retailing — 1.7%
Sprouts Farmers Market, Inc.(1)	240,248	$5,069,233

		$5,069,233

Food Products — 2.4%
Hain Celestial Group, Inc. (The)(1)	39,344	$2,030,150
Mondelez International, Inc., Class A	123,455	5,169,061

		$7,199,211

Security	Shares	Value
Health Care Equipment & Supplies — 4.1%
Cooper Cos., Inc. (The)	20,405	$3,037,488
Medtronic PLC	91,276	6,110,015
Zimmer Biomet Holdings, Inc.	33,463	3,143,180

		$12,290,683

Health Care Providers & Services — 1.4%
AmSurg Corp.(1)	53,373	$4,147,616

		$4,147,616

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	2,988	$2,152,107
Starbucks Corp.	87,549	4,976,285

		$7,128,392

Household Products — 0.9%
Colgate-Palmolive Co.	40,839	$2,591,643

		$2,591,643

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.(1)	25,051	$12,823,356
Priceline Group, Inc. (The)(1)	5,489	6,789,125

		$19,612,481

Internet Software & Services — 10.2%
Facebook, Inc., Class A(1)	126,096	$11,336,030
Google, Inc., Class A(1)	12,650	8,075,381
Google, Inc., Class C(1)	14,459	8,797,145
Twitter, Inc.(1)	88,649	2,388,204

		$30,596,760

IT Services — 4.2%
Fiserv, Inc.(1)	37,925	$3,284,684
Visa, Inc., Class A	132,556	9,233,851

		$12,518,535

Leisure Products — 1.8%
Brunswick Corp.	109,793	$5,257,987

		$5,257,987

Machinery — 0.5%
Toro Co. (The)	21,774	$1,535,938

		$1,535,938

Media — 3.3%
Comcast Corp., Class A	43,632	$2,481,788
Walt Disney Co. (The)	72,701	7,430,042

		$9,911,830

Multiline Retail — 1.9%
Dollar General Corp.	79,488	$5,758,111

		$5,758,111

Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	18,837	$1,371,334

		$1,371,334

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	41,674	$3,362,258

		$3,362,258

Security	Shares	Value
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	102,230	$6,052,016
Perrigo Co. PLC	44,103	6,936,079

		$12,988,095

Road & Rail — 2.4%
Genesee & Wyoming, Inc., Class A(1)	37,371	$2,207,878
Union Pacific Corp.	55,214	4,881,470

		$7,089,348

Semiconductors & Semiconductor Equipment — 4.3%
Avago Technologies, Ltd.	43,013	$5,377,055
NXP Semiconductors NV(1)	57,832	5,035,432
Texas Instruments, Inc.	48,840	2,418,557

		$12,831,044

Software — 5.5%
Microsoft Corp.	90,193	$3,991,942
salesforce.com, inc.(1)	90,956	6,315,075
Tableau Software, Inc., Class A(1)	44,218	3,527,712
VMware, Inc., Class A(1)	32,458	2,557,366

		$16,392,095

Specialty Retail — 7.0%
Advance Auto Parts, Inc.	17,125	$3,245,701
Home Depot, Inc. (The)	69,918	8,074,830
Restoration Hardware Holdings, Inc.(1)	36,809	3,434,648
Signet Jewelers, Ltd.	27,046	3,681,772
TJX Cos., Inc. (The)	33,625	2,401,497

		$20,838,448

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	169,851	$18,734,566
EMC Corp.	148,064	3,577,226

		$22,311,792

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	45,112	$5,547,423

		$5,547,423

Total Common Stocks (identified cost $219,728,259)		$296,516,158

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)	$3,948	$3,947,850

Total Short-Term Investments (identified cost $3,947,850)		$3,947,850

Total Investments — 100.6% (identified cost $223,676,109)		$300,464,008

Other Assets, Less Liabilities — (0.6)%		$(1,823,378)

Net Assets — 100.0%		$298,640,630

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $5,281.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,517,741

Gross unrealized appreciation	$87,400,695
Gross unrealized depreciation	(10,454,428)

Net unrealized appreciation	$76,946,267

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$296,516,158	*	$—	$—	$296,516,158
Short-Term Investments	—		3,947,850	—	3,947,850
Total Investments	$296,516,158		$3,947,850	$—	$300,464,008

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015